UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2017

Date of reporting period: July 31, 2017

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
JULY 31, 2017
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.4%
	Shares	Value
AUSTRALIA — 6.6%
Australia & New Zealand Banking Group	155,000	$3,666,552
CSL	45,000	4,526,657
Newcrest Mining	250,000	4,031,679

		12,224,888

FRANCE — 12.8%
Airbus Group	42,000	3,495,956
AXA	185,000	5,444,127
BNP Paribas	48,000	3,710,722
Capgemini	35,000	3,796,364
Faurecia	94,000	5,201,042
TechnipFMC *	64,000	1,821,123

		23,469,334

GERMANY — 4.1%
Allianz	27,000	5,729,916
Bayerische Motoren Werke	20,000	1,832,394

		7,562,310

HONG KONG — 3.0%
China Eastern Airlines, Cl H (A)	6,000,000	3,311,076
New World Development	1,680,000	2,271,506

		5,582,582

ISRAEL — 0.8%
Teva Pharmaceutical Industries ADR	45,000	1,447,650

ITALY — 5.2%
Intesa Sanpaolo	1,700,000	5,836,497
Tenaris	230,000	3,630,951

		9,467,448

JAPAN — 23.3%
Astellas Pharma	292,000	3,720,856
Daiwa House Industry	135,000	4,702,611
Denso	80,000	3,841,622
East Japan Railway	40,000	3,746,776
KDDI	150,000	3,963,980
Komatsu	195,000	5,231,708
Kubota	270,000	4,690,393
Kuraray	260,000	5,059,052
Mitsubishi UFJ Financial Group	750,000	4,751,346
Seven & I Holdings	80,000	3,218,245

		42,926,589

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
JULY 31, 2017
(Unaudited)

COMMON STOCK — continued
	Shares	Value
NORWAY — 1.2%
Statoil ADR	120,000	$2,251,200

SINGAPORE — 1.5%
DBS Group Holdings	170,000	2,708,075

SPAIN — 4.6%
Banco Santander	500,000	3,403,759
Industria de Diseno Textil	82,500	3,267,201
Red Electrica	84,000	1,794,525

		8,465,485

SWEDEN — 5.6%
Nordea Bank	390,000	4,912,938
Volvo, Cl B	320,000	5,427,584

		10,340,522

SWITZERLAND — 7.1%
ABB	170,000	3,999,585
LafargeHolcim	57,750	3,462,546
Novartis	23,000	1,964,243
Zurich Insurance Group	12,000	3,666,477

		13,092,851

TAIWAN — 4.4%
Hon Hai Precision Industry	840,840	3,271,968
Taiwan Semiconductor Manufacturing ADR	135,000	4,854,600

		8,126,568

UNITED KINGDOM — 15.2%
Diageo	130,000	4,196,396
Glencore	1,120,000	4,933,924
Kennedy Wilson Europe Real Estate	140,000	2,109,635
Royal Dutch Shell, Cl B	97,987	2,779,993
RPC Group	325,000	3,839,055
Standard Chartered *	285,000	3,181,320
Vodafone Group ADR	137,000	4,066,160
WPP	140,000	2,853,451

		27,959,934

TOTAL COMMON STOCK (Cost $110,482,201)		175,625,436

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
JULY 31, 2017
(Unaudited)

SHORT-TERM INVESTMENT(B) — 0.2%
	Shares	Value
BlackRock FedFund Institutional, 0.880% (C) (Cost $328,388)	328,388	$328,388

TOTAL INVESTMENTS — 95.6% (Cost $110,810,589)†		$175,953,824

Percentages are based on Net Assets of $184,077,262.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2017. The total value of securities on loan at July 31, 2017 was $283,148.
(B)	Rate shown is the 7-day effective yield as of July 31, 2017.
(C)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of January 31, 2017 was $328,388.

†	At July 31, 2017, the tax basis cost of the Fund’s investments was $110,810,589, and the unrealized appreciation and depreciation were $70,405,262 and $(5,262,027) respectively.

ADR — American Depositary Receipt

Cl — Class

As of July 31, 2017, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended July 31, 2017 there were no transfers between Level 1 and Level 2 assets. For the period ended July 31, 2017, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CSM-QH-001-2800

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 27, 2017